Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2008 to the Prospectus dated June 9, 2008 (Class L shares) of:

Fixed Income Portfolios

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Municipal Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved the elimination of the redemption fee charged by the Investment Grade Fixed Income and Municipal Portfolios for Class L shares, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The redemption fees in the column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios – Annual Portfolio Operating Expenses" for Class L shares are hereby deleted for the Investment Grade Fixed Income and Municipal Portfolios.

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The corresponding footnote to the column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios – Annual Portfolio Operating Expenses" for Class L is hereby deleted and replaced with the following:

† Payable to the International Fixed Income Portfolio on shares redeemed within 30 days of purchase. See "Redeeming Shares" and "Frequent Purchases and Redemptions of Shares" for more information on redemption fees. Redemption fees are a percentage of the amount redeemed.

***

The first and second sentences of the third paragraph of the section of the Prospectus titled "Redeeming Shares – General" are hereby deleted and replaced with the following:

Shares of the International Fixed Income Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading.

***

The fourth sentence of the fourth paragraph of the section of the Prospectus titled "General Shareholder Information – Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of the International Fixed Income Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Redeeming Shares."

Please retain this supplement for future reference.

MSIFTFXINCSPT

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated December, 1 2008 to the Prospectus dated January 31, 2008 of:

Fixed Income Portfolios

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Municipal Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved the elimination of the redemption fee charged by the Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

***

The redemption fees in the column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Class I, Investment Class, Class P and Class H shares are hereby deleted for the Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios.

***

The corresponding footnote to the column titled "Shareholder Fees/Redemption Fees" in each table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Class I, Investment Class, Class P and Class H is hereby deleted and replaced with the following:

† Payable to the International Fixed Income and High Yield Portfolios on shares redeemed within 30 days of purchase. See "Redeeming Shares" and "Frequent Purchases and Redemptions of Shares" for more information on redemption fees. Redemption fees are a percentage of the amount redeemed.

***

The first and second sentences of the third paragraph of the section of the Prospectus titled "Redeeming Shares—General" are hereby deleted and replaced with the following:

Shares of the International Fixed Income and High Yield Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolios. The redemption fee is designed to protect the Portfolios and their remaining shareholders from the effects of short-term trading.

***

The fourth sentence of the fourth paragraph of the section of the Prospectus titled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of International Fixed Income and High Yield Portfolios held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Redeeming Shares."

Please retain this supplement for future reference.

IFTFISPT5

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2008 to the Prospectus dated January 31, 2008 of:

Balanced Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved the elimination of the redemption fee charged by the Balanced Portfolio, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

***

The column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Class I, Investment Class and Class P shares and the corresponding footnotes are hereby deleted.

***

The fourth and fifth paragraphs of the section of the Prospectus titled "Redeeming Shares—By Telephone" are hereby deleted.

***

The fourth sentence of the fourth paragraph of the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted.

Please retain this supplement for future reference.

IFTBALSPT3

Prospectus Supplement

December 1, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2008 to the Prospectus dated January 31, 2008 of:

U.S. Equity Portfolios

Equities Plus Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved the elimination of the redemption fee charged by the Mid Cap Growth, U.S. Mid Cap Growth and Value Portfolios, effective January 21, 2009. Accordingly the following changes to the Prospectus will become effective on January 21, 2009.

***

The redemption fees in the column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Class I and Class P for the Mid Cap Growth, U.S. Mid Cap Growth and Value Portfolios are hereby deleted.

***

The corresponding footnote to the column titled "Shareholder Fees/Redemption Fees" in each table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Class I and Class P is hereby deleted and replaced with the following:

† Payable to the U.S. Small Cap Value Portfolio on shares redeemed within 30 days of purchase. See "Redeeming Shares" and "Frequent Purchases and Redemptions of Shares" for more information on redemption fees. Redemption fees are a percentage of the amount redeemed.

***

The column titled "Shareholder Fees/Redemption Fees" in the table in the section titled "Fees and Expenses of the Portfolios—Annual Portfolio Operating Expenses" for Investment Class and the corresponding footnotes to that column are hereby deleted.

***

The first and second sentences of the fourth paragraph of the section of the Prospectus titled "Redeeming Shares—By Telephone" are hereby deleted and replaced with the following:

Shares of the U.S. Small Cap Value Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading.

***

The fourth sentence of the fourth paragraph of the section of the Prospectus titled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

***

An exchange of shares of the U.S. Small Cap Value Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described under the section "Redeeming Shares."

Please retain this supplement for future reference.

MSIGLINTSPT4